Income Taxes - Net Deferred Tax Asset (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Intangible assets	$ 104.4	$ 0.0
Net operating loss carryforwards	37.6	43.0
Other temporary differences	3.4	0.5
Available-for-sale investments	0.0	9.1
Share based payments	1.3	8.3
Discounting of net loss reserves	9.1	0.0
Corporate interest restriction carryforwards	0.1	1.5
Total deferred tax assets	155.9	62.4
Deferred tax liabilities:
Deferred policy acquisition costs	(23.5)	0.0
Fixed assets	(1.2)	(1.7)
Total deferred tax liabilities	(24.7)	(1.7)
Valuation allowance	(2.2)	(2.2)
Net deferred tax asset	$ 129.0	$ 58.5